Streams and other interests (Tables)	12 Months Ended
Dec. 31, 2025
Streams and other interests
Schedule of stream and other interests
	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of period	-	-
Acquisitions	56,119	-
Settlement receipts	(4,581)	-
Change in fair value:
Net precious metals income	4,581	-
Depreciation-like charges	(2,283)	-
Revaluation of streams and other interests	6,127	-

Balance, end of period	59,963	-

Schedule of streams and other interests include fair value
	December 31, 2025	December 31, 2024
	$	$
Canada	24,263	-
Côte d’Ivoire	13,300	-
Brazil	13,100	-
South Africa	7,000	-
USA	2,300	-

	59,963	-